CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)							1 Months Ended
	Jan. 12, 2016 USD ($)	Jan. 12, 2016 BRL (R$)	Jul. 13, 2015 USD ($)	Jul. 13, 2015 ILS (₪)	Mar. 05, 2012 USD ($)	Mar. 05, 2012 ILS (₪)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 BRL (R$)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 BRL (R$)
Loss Contingencies [Line Items]
Amount of compensation to plaintiff					$ 7,900
Israel, New Shekels
Loss Contingencies [Line Items]
Amount of compensation to plaintiff | ₪						₪ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment	$ 970,000
Unfavorable Regulatory Action FUST Contribution [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Aggregate tax assessment							$ 4,460,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							1,465,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							1,015,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							1,010,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$		R$ 3,292,055
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Subsequent Event [Member]
Loss Contingencies [Line Items]
Aggregate tax assessment | R$								R$ 15,160,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 and 2008 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								4,981,950
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								3,450,843
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 and 2012 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								3,434,219
Unfavorable Regulatory Action FUNTELL Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment									$ 407,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							1,700,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							377,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							274,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2008 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							270,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2011 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment							$ 375,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$										R$ 1,383,719
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								5,480,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								1,283,362
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								933,140
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2008 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								917,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$								R$ 1,275,316
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed			$ 87,000,000
Unfavorable Regulatory Action [Member] | Israel, New Shekels
Loss Contingencies [Line Items]
Total amount claimed | ₪				₪ 300,000,000